Asset Acquisition (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
TOYO Solar LLC [Member]
Asset Acquisition [Line Items]
Asset acquisition (in Dollars)	$ 313,300
TOYO USA Holding [Member]
Asset Acquisition [Line Items]
Additional paid-in capital (in Dollars)	$ 940,402
Membership Interest Purchase Agreement [Member] | TOYO Solar LLC [Member]
Asset Acquisition [Line Items]
Equity interest	24.99%
TOYO Texas [Member] | TOYO Solar LLC [Member]
Asset Acquisition [Line Items]
Equity interest	24.99%
Solar Texas [Member] | TOYO Solar LLC [Member]
Asset Acquisition [Line Items]
Equity interest	75.01%